Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	$ 409,568
Amortization of intangible assets	(101,546)	$ (91,812)
Intangible assets other than goodwill at end of period	311,450	409,568
Acquired software technologies
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	146,306
Intangible assets other than goodwill at end of period	103,425	146,306
Customer relationships
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	263,262
Intangible assets other than goodwill at end of period	203,756	263,262
Internally generated intangibles
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	0
Intangible assets other than goodwill at end of period	4,269	0
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	559,537	292,974
Additions	4,269
Acquired through business combinations		268,800
Exchange differences	(2,508)	(2,237)
Intangible assets other than goodwill at end of period	561,298	559,537
Gross carrying amount | Acquired software technologies
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	213,581	72,884
Additions	0
Acquired through business combinations		141,200
Exchange differences	(739)	(503)
Intangible assets other than goodwill at end of period	212,842	213,581
Gross carrying amount | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	345,956	220,090
Additions	0
Acquired through business combinations		127,600
Exchange differences	(1,769)	(1,734)
Intangible assets other than goodwill at end of period	344,187	345,956
Gross carrying amount | Internally generated intangibles
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	0	0
Additions	4,269
Acquired through business combinations		0
Exchange differences	0	0
Intangible assets other than goodwill at end of period	4,269	0
Accumulated depreciation
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(149,969)	(58,481)
Exchange differences	(1,667)	(324)
Amortization of intangible assets	101,546	91,812
Intangible assets other than goodwill at end of period	(249,848)	(149,969)
Accumulated depreciation | Acquired software technologies
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(67,275)	(30,640)
Exchange differences	(653)	(65)
Amortization of intangible assets	42,795	36,700
Intangible assets other than goodwill at end of period	(109,417)	(67,275)
Accumulated depreciation | Customer relationships
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	(82,694)	(27,841)
Exchange differences	(1,014)	(259)
Amortization of intangible assets	58,751	55,112
Intangible assets other than goodwill at end of period	(140,431)	(82,694)
Accumulated depreciation | Internally generated intangibles
Disclosure of detailed information about intangible assets [line items]
Intangible assets other than goodwill at beginning of period	0	0
Exchange differences	0	0
Amortization of intangible assets	0	0
Intangible assets other than goodwill at end of period	$ 0	$ 0